UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-4182

Name of Fund:  Merrill Lynch International Value Fund of
               Mercury Funds II

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch International Value Fund of Mercury Funds II,
     800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments


Merrill Lynch International Value Fund
Schedule of Investments as of September 30, 2004                                                         (in U.S. dollars)
                                                             Shares
Country               Industry++                               Held               Common Stock                      Value
Australia - 2.8%      Commercial Banks - 1.0%                735,000    Australia and New Zealand
                                                                        Banking Group Ltd.                   $    10,126,196

                      Oil & Gas - 1.8%                     3,454,421    Santos Limited                            18,391,243

                                                                        Total Common Stock in Australia           28,517,439

Belgium - 1.4%        Diversified                            397,923   +Belgacom SA                               14,253,315
                      Telecommunication Services - 1.4%

                                                                        Total Common Stock in Belgium             14,253,315

Finland - 1.2%        Paper & Forest Products - 1.2%         864,014    Stora Enso Oyj 'R'                        11,675,386

                                                                        Total Common Stock in Finland             11,675,386

France - 13.3%        Automobiles - 1.3%                     216,343    PSA Peugeot Citroen                       13,327,421

                      Commercial Banks - 2.1%                332,192    BNP Paribas SA                            21,454,287

                      Commercial Services &                  273,700    Societe BIC SA                            12,611,603
                      Supplies - 1.3%

                      Construction & Engineering - 1.1%       95,009    Vinci SA                                  10,932,809

                      Construction Materials - 1.4%          162,946    Lafarge SA (Ordinary)                     14,257,595

                      Hotels, Restaurants & Leisure - 1.1%   280,763    Accor SA                                  10,942,446

                      Metals & Mining - 1.2%                 669,507    Arcelor                                   12,373,132

                      Oil & Gas - 3.5%                       172,627    TotalFinaElf SA                           35,162,047

                      Pharmaceuticals - 0.2%                  21,739    Sanofi-Aventis                             1,576,791

                                                                        Total Common Stock in France             132,638,131

Germany - 6.3%        Chemicals - 0.8%                       131,205    Linde AG                                   7,561,186

                      Construction & Engineering - 1.3%      536,325    Hochtief AG                               13,222,395

                      Diversified Telecommunication          808,217   +Deutsche Telekom AG
                      Services - 1.5%                                   (Registered Shares)                       14,996,854

                      Electric Utilities - 1.5%              201,414    E.On AG                                   14,859,277

                      Textiles, Apparel &                     90,798    Adidas-Salomon  AG                        12,669,835
                      Luxury Goods - 1.3%

                                                                        Total Common Stock in Germany             63,309,547

Ireland - 1.9%        Commercial Banks - 2.0%              1,156,744    Allied Irish Banks PLC                    19,495,693

                                                                        Total Common Stock in Ireland             19,495,693

Italy - 10.1%         Commercial Banks - 4.3%              4,837,424    Capitalia SpA                             17,777,910
                                                           6,601,987    Intesa BCI SpA                            25,066,384
                                                                                                             ---------------
                                                                                                                  42,844,294

                      Diversified Telecommunication        4,845,181    Telecom Italia SpA(d)                     14,960,039
                      Services - 1.5%

                      Electric Utilities - 1.2%            1,524,040    Enel SpA                                  12,455,003

                      Insurance - 1.0%                       436,175    Fondiaria - SAI SpA                        9,843,222

                      Oil & Gas - 2.1%                       943,701    ENI SpA                                   21,152,466

                                                                        Total Common Stock in Italy              101,255,024

Japan - 19.5%         Automobiles - 5.1%                     474,700    Honda Motor Co., Ltd.                     22,999,574
                                                             736,100    Toyota Motor Corporation                  28,184,385
                                                                                                             ---------------
                                                                                                                  51,183,959

                      Beverages - 1.6%                     1,531,000    Asahi Breweries Limited                   15,585,737

                      Capital Markets - 0.7%                 699,000    Mitsubishi Securities Co., Ltd.(d)         6,735,363

                      Commercial Banks - 1.8%                  2,100    Mitsubishi Tokyo Financial Group, Inc.    17,510,321

                      Commercial Services &                  942,000    Toppan Printing Co., Ltd.                  9,239,232
                      Supplies - 0.9%

                      Consumer Finance - 2.0%                313,000    Promise Co., Ltd.                         20,475,707

                      Household Durables - 0.9%              955,000    Sekisui House, Ltd.                        9,115,456

                      Machinery - 0.6%                     1,077,000    Amada Co., Ltd.                            5,618,791

                      Pharmaceuticals - 1.4%                 304,000    Takeda Pharmaceutical Company Limited     13,791,226

                      Software - 0.6%                        598,000   +Namco Limited                              6,782,198

                      Tobacco - 2.0%                           2,400    Japan Tobacco, Inc.                       20,077,122

                      Wireless Telecommunication              11,000    NTT DoCoMo, Inc.                          18,663,521
                      Services - 1.9%
                                                                        Total Common Stock in Japan              194,778,633

Netherlands - 8.0%    Air Freight & Logistics - 1.3%         516,213    TNT Post Group NV                         12,611,155

                      Commercial Services &                1,053,012    Buhrmann NV(d)                             7,938,594
                      Supplies - 2.1%                        864,913    Vedior NV 'A'                             13,374,063
                                                                                                             ---------------
                                                                                                                  21,312,657

                      Diversified Financial
                      Services - 1.5%                        596,049    ING Groep NV                              15,042,750

                      Food & Staples Retailing - 1.1%      1,370,946   +Koninklijke Ahold NV                       8,751,954
                                                             285,540    Koninklijke Ahold NV (ADR)(a)              1,824,601
                                                                                                             ---------------
                                                                                                                  10,576,555
                      Household Durables - 1.1%              462,321    Koninklijke (Royal) Philips
                                                                        Electronics NV                            10,588,297

                      Insurance - 1.0%                       891,115    Aegon NV                                   9,606,718

                                                                        Total Common Stock in the
                                                                        Netherlands                               79,738,132

New Zealand - 0.7%    Diversified Telecommunication        1,784,139    Telecom Corporation of
                      Services - 0.7%                                   New Zealand Limited                        7,102,224

                                                                        Total Common Stock in
                                                                        New Zealand                                7,102,224

Norway - 1.1%         Commercial Banks - 1.1%              1,394,317    DNB Holding ASA                           11,029,842

                                                                        Total Common Stock in Norway              11,029,842

Portugal - 1.0%       Electric Utilities - 1.0%            3,453,700    Electricidade de Portugal, SA (EDP)       10,080,314

                                                                        Total Common Stock in Portugal            10,080,314

Singapore - 0.8%      Marine - 0.8%                        4,967,000    Neptune Orient Lines Limited               8,319,636

                                                                        Total Common Stock in Singapore            8,319,636

Sweden - 2.4%         Diversified Financial
                      Services - 1.1%                      1,066,738    Investor AB 'B'                           11,355,759

                      Machinery - 1.3%                       357,937    Volvo AB 'B'                              12,635,616

                                                                        Total Common Stock in Sweden              23,991,375

Switzerland - 4.8%    Capital Markets - 1.4%                 439,877    Credit Suisse Group                       14,037,878

                      Construction Materials - 1.0%          187,762    Holcim Ltd. (Registered Shares)            9,901,600

                      Insurance - 0.9%                        74,438   +Swiss Life Holding                         8,807,732

                      Pharmaceuticals - 1.5%                 321,350    Novartis AG (Registered Shares)           14,977,633

                                                                        Total Common Stock in Switzerland         47,724,843
United
Kingdom - 21.7%       Aerospace & Defense - 1.5%           3,630,802    BAE Systems PLC                           14,766,328

                      Commercial Banks - 4.1%              2,186,549    Barclays PLC                              20,970,334
                                                             687,557    Royal Bank of Scotland Group PLC          19,856,919
                                                                                                             ---------------
                                                                                                                  40,827,253
                      Food & Staples
                      Retailing - 1.3%                     1,158,643    Boots Group PLC                           13,460,306

                      Food Products - 1.9%                 1,185,568    Cadbury Schweppes PLC                      9,117,708
                                                           1,276,154    Unilever PLC                              10,385,909
                                                                                                             ---------------
                                                                                                                  19,503,617
                      Industrial
                      Conglomerates - 1.5%                 1,121,079    Smiths Group PLC                          15,052,560

                      Insurance - 1.0%                       957,729    Aviva PLC                                  9,488,488

                      Multi-Utilities &                      515,377    National Grid Group PLC                    4,348,246
                      Unregulated Power - 0.4%

                      Oil & Gas - 4.0%                     1,166,882    BP Amoco PLC                              11,138,319
                                                           4,003,949    Shell Transport & Trading Company PLC     29,379,855
                                                                                                             ---------------
                                                                                                                  40,518,174

                      Pharmaceuticals - 1.8%                 821,777    GlaxoSmithKline PLC                       17,710,711

                      Specialty Retail - 1.2%              2,348,418    Kesa Electricals PLC                      12,026,302

                      Transportation
                      Infrastructure - 1.3%                1,249,634    BAA PLC                                   12,516,149

                      Wireless Telecommunication           6,849,024    Vodafone Group PLC                        16,390,592
                      Services - 1.6%
                                                                        Total Common Stock in the
                                                                        United Kingdom                           216,608,726

                                                                        Total Common Stock                       970,518,260
                                                                        (Cost - $810,579,448) - 97.0%

                                                 Beneficial Interest    Other Interests (e)

United
Kingdom - 0.0%        Electric Utilities - 0.0%               70,000    British Energy PLC (Deferred Shares)               -

                                                                        Total Other Interests (Cost - $0) - 0.0%           -

                                                         Face Amount    Short-Term Securities

                      Time Deposits - 2.7%            US$ 27,436,517    Brown Brothers Harriman & Co.,
                                                                        1.19% due 9/30/2004                       27,436,517
                                                 Beneficial Interest

                                                          24,504,500    Merrill Lynch Liquidity Series,
                                                                        LLC Money Market Series (b)(c )           24,504,500

                                                                        Total Short-Term Securities               51,941,017
                                                                        (Cost - $51,941,017)--5.2 %

                                                                        Total Investments
                                                                        (Cost - $862,520,465*)--102.2%         1,022,459,277

                                                                        Liabilities in Excess of
                                                                        Other Assets - (2.2%)                    (22,415,740)
                                                                                                             ---------------
                                                                        Net Assets - 100.0%                  $ 1,000,043,537
                                                                                                             ===============


*The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

Aggregate cost                      $      879,245,496
                                    ==================
Gross unrealized appreciation       $      160,797,169
Gross unrealized depreciation              (17,583,388)
                                    ------------------
Net unrealized appreciation         $      143,213,781
                                    ==================

+Non-income producing security.

++For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a) American Depositary Receipts (ADR).

(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                      Interest
Affiliate                           Net Activity       Income

Merrill Lynch Liquidity Series,
  LLC Money Market Series           $24,504,500        $4,384

(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or portion of security, is on loan.

(e) Other Interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f) Restricted securities as to resale.

Issue                     Acquisition Date(s)   Cost        Value

Koninklijke Ahold NV (ADR)   12/11/2003     $1,696,449    $1,824,601


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch International Value Fund of Mercury Funds II


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       Merrill Lynch International Value Fund of Mercury Funds II


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       Merrill Lynch International Value Fund of Mercury Funds II


Date: November 19, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch International Value Fund of Mercury Funds II


Date: November 19, 2004